1(212) 318-6960

alexandramarghella@paulhastings.com

May 4, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

Re:	Gabelli International Growth Fund, Inc. (the “Fund”)
Securities Act File No. 33-79994
Investment Company Act File No. 811-08560

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced Fund do not differ from those contained in Post-Effective Amendment No. 43 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. The Amendment was filed electronically on April 29, 2022 (Accession #0001193125-22-133357).

Should you have any questions or comments regarding the filing, please do not hesitate to contact the undersigned at the number above.

Very truly yours,

/s/ Alexandra Marghella
Alexandra Marghella
Paul Hastings LLP

cc:	B. Alpert – Gabelli Funds, LLC
J. Ball – Gabelli Funds, LLC
P. Goldstein – Gabelli Funds, LLC
A. Ward